Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated December 8, 2006, to the Statement of Additional Information dated August 31, 2006, as previously supplemented October 3, 2006.

This supplement contains important information about the Funds referenced below (collectively the "Funds", individually a "Fund").

All Funds

Effective immediately, the below corrected portfolio manager information replaces the portfolio manager information previously disclosed under the "Portfolio Managers" section beginning on page 27 of the SAI.

As a result of these corrections, the tables in the Management of Other Accounts sub-section beginning on page 28 are replaced with the following information for the Portfolio Managers.

Table 1

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio Manager*	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
C&B
Kermit S. Eck, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Daren Heitman, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Michael M. Meyer, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
James R. Norris	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Edward W. O'Connor, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
R. James O'Neil, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Mehul Trivedi, CFA	2	$ 237.9M	1	$ 51.3M	408	$ 5,428M
Schroder
Jenny B. Jones	1	$ 139.8M	7	$ 1,524M	2	$ 59.8M

Wells Capital Management
Robert J. Costomiris, CFA	0	$ 0	0	$ 0	1	$ 285M
Sunjay Goel, CFA	0	$ 0	0	$ 0	1	$ 5.5M
James M. Leach, CFA	1	$ 251M	0	$ 0	43	$ 1.1B
Ann M. Miletti	1	$ 980M	0	$ 0	19	$ 1.1B
Thomas J. Pence, CFA	4	$ 1.1B	0	$ 0	116	$ 3.9B
Jerome "Cam" Philpott, CFA	2	$ 172M	2	$ 132M	8	$ 993M
Stuart Roberts	0	$ 0	0	$ 0	0	$ 0
I. Charles Rinaldi	2	$ 153M	1	$ 5.3M	36	$ 709.5M
Richard T. Weiss	3	$ 1.1B	0	$ 0	26	$ 1.2B

Table 2

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio Manager*	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
C&B
Kermit S. Eck, CFA	0	$ 0	0	$ 0	2	$ 158.2M
Daren Heitman, CFA	0	$ 0	0	$ 0	2	$ 158.2M
Michael M. Meyer, CFA	0	$ 0	0	$ 0	2	$ 158.2M
James R. Norris	0	$ 0	0	$ 0	2	$ 158.2M
Edward W. O'Connor, CFA	0	$ 0	0	$ 0	2	$ 158.2M
R. James O'Neil, CFA	0	$ 0	0	$ 0	2	$ 158.2M
Mehul Trivedi, CFA	0	$ 0	0	$ 0	2	$ 158.2M
Schroder
Jenny B. Jones	0	$ 0	0	$ 0	0	$ 0
Wells Capital Management
Robert J. Costomiris, CFA	0	$ 0	0	$ 0	0	$ 0
Sunjay Goel, CFA	0	$ 0	0	$ 0	0	$ 0
James M. Leach, CFA	0	$ 0	0	$ 0	0	$ 0
Ann M. Miletti	0	$ 0	0	$ 0	0	$ 0
Thomas J. Pence, CFA	0	$ 0	0	$ 0	0	$ 0

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts Managed
Portfolio Manager*	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Jerome "Cam" Philpott, CFA	0	$ 0	0	$ 0	1	$ 197M
Stuart Roberts	0	$ 0	0	$ 0	0	$ 0
I. Charles Rinaldi	0	$ 0	0	$ 0	0	$ 0
Richard T. Weiss	0	$ 0	0	$ 0	0	$ 0

The following information was contained within the October 3, 2006, supplement and is included herewith for your convenience.

This supplement contains important information about the Administrator Class shares of the Small Cap Opportunities Fund (the "Fund"). Effective immediately, the following information replaces the section entitled "Additional Investors Eligible to Purchase Administrator Class Shares of the Small Cap Opportunities Fund", under the "Additional Purchase and Redemption Information" section beginning on page 43 of the Statement of Additional Information.

Additional Investors Eligible to Purchase Administrator Class Shares of the Small Cap Opportunities Fund:

- Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Small Cap Opportunities Fund may roll over the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

101937 12-06	SMS1206/SUP015 12-06

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